Debt (Tables)	3 Months Ended
Mar. 31, 2019
Debt Disclosure [Abstract]
Schedule of Debt Transactions
During the three months ended March 31, 2019, we completed the following ABS Notes transactions:

(dollars in millions)	Interest Rates %		Expected Weighted-average Life to Maturity	Principal Amount Issued
A-1a Senior class notes	2.930		2.50	$900
A-1b Senior floating rate class notes	LIBOR + 0.330	(1)	2.50	100
B Junior class notes	3.020		3.22	69
C Junior class notes	3.220		3.40	53
Total ABS notes				$1,122
(1) The one-month London Interbank Offered Rate (LIBOR) rate at March 31, 2019 was 2.495%.
Exchange Offers
The following table shows the transactions that occurred in the first quarter of 2019.

(dollars in millions)	Principal Amount Exchanged	Principal Amount Issued
Verizon 1.750% - 5.150% notes and floating rate notes, due 2021 - 2025	$3,892	$—
GTE LLC 8.750% debentures, due 2021	21	—
Verizon 4.016% notes due 2029 (1)	—	4,000
Total	$3,913	$4,000
(1) Total exchange amount issued in consideration does not include an insignificant amount of cash used to settle.

Debt Redemptions, Repurchases and Repayments
The following table shows the transactions that occurred in the first quarter of 2019.

(dollars in millions)	Principal Redeemed / Repaid	Amount Paid as % of Principal (1)
Verizon 5.900% notes due 2054	$500	100.000%
Verizon 1.375% notes due 2019	206	100.000%
Verizon 1.750% notes due 2021	621	100.000%
Verizon 3.000% notes due 2021	930	101.061%
Verizon 3.500% notes due 2021	315	102.180%
Open market repurchases of various Verizon notes	163	Various
Total	$2,735
(1) Percentages represent price paid to redeem, repurchase and repay.

In April 2019, we notified investors of our intention to redeem in May 2019 in whole $831 million aggregate principal amount of 2.625% Notes due 2020 and $736 million aggregate principal amount of 3.500% Notes due 2021.

Debt Issuances
The following table shows the transactions that occurred in the first quarter of 2019.

(dollars in millions)	Principal Amount Issued	Net Proceeds (1)
Verizon 3.875% notes due 2029 (2)	$1,000	$994
Verizon 5.000% notes due 2051	510	506
Total	$1,510	$1,500
(1) Net proceeds were net of discount and issuance costs.
(2) An amount equal to the net proceeds from this green bond will be used to fund, in whole or in part, "Eligible Green Investments." "Eligible Green Investments" include new and existing investments made by us during the period from two years prior to the issuance of the green bond through the maturity date of the green bond, in the following categories: (1) renewable energy; (2) energy efficiency; (3) green buildings; (4) sustainable water management; and (5) biodiversity and conservation. "Eligible Green Investments" include operating expenditures as well as capital investments.

Schedule of Assets and Liabilities Related to Asset-backed Debt Arrangements
The assets and liabilities related to our asset-backed debt arrangements included in our condensed consolidated balance sheets were as follows:

	At March 31,	At December 31,
(dollars in millions)	2019	2018
Assets
Account receivable, net	$9,535	$8,861
Prepaid expenses and other	1,045	989
Other assets	3,263	2,725

Liabilities
Accounts payable and accrued liabilities	10	7
Short-term portion of long-term debt	5,494	5,352
Long-term debt	4,892	4,724